Supplemental Cash Flow Information - Changes in Non-cash Working Capital Items Related to Operating Activities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Supplemental Cash Flow Information [Abstract]
Accounts receivable and interest receivable	$ (13,506)	$ (8,464)	$ (9,189)
Pool receivables from affiliates	(27,481)	(24,489)	(1,664)
Due from affiliates	12,361	(14,511)	(3,204)
Prepaid expenses and other current assets	(11,400)	987	(647)
Accounts payable and accrued liabilities	32,876	(3,174)	2,084
Due to affiliates	(12,181)	(928)	7,731
Deferred revenue	2,039	(2,324)	(1,603)
Other	(8,588)	1,999	(141)
Change in non-cash working capital items related to operating activities	$ (25,880)	$ (50,904)	$ (6,633)